Segment Information	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Segment Information	Segment Information
Basis for Segmentation
The Directors are the Group’s chief operating decision-makers. The Group’s operating segments are determined based on the financial information provided to the Board of Directors periodically for the purposes of allocating resources and assessing performance. The Group has determined each of its Wholly-Owned Programs represents an operating segment and the Group has aggregated each of these operating segments into one reportable segment, the Wholly-Owned Programs segment. Each of the Group’s Controlled Founded Entities represents an operating segment. The Group aggregates each Controlled Founded Entity operating segment into one reportable segment, the Controlled Founded Entities segment. The aggregation is based on the high level of operational and financial similarities of the operating segments. For the Group’s entities that do not meet the definition of an operating segment, the Group presents this information in the Parent Company and Other column in its segment footnote to reconcile the information in this footnote to the Condensed Consolidated Financial Statements. Substantially all of the Group’s revenue and profit generating activities are generated within the United States and, accordingly, no geographical disclosures are provided.
Following is the description of the Group's reportable segments:
Wholly-Owned Programs
The Wholly-Owned Programs segment is advancing Wholly-Owned Programs which are focused on treatments for patients with devastating diseases. The Wholly-Owned Programs segment is comprised of the technologies that are wholly-owned and will be advanced through with either the Group's funding or non-dilutive sources of financing. The operational management of the Wholly-Owned Programs segment is conducted by the PureTech Health team, which is responsible for the strategy, business development, and research and development.
Controlled Founded Entities
The Controlled Founded Entities segment is comprised of the Group’s consolidated operational subsidiaries as of June 30, 2024 that either have, or have plans to hire, independent management teams and currently have already raised third-party dilutive capital. These subsidiaries have active research and development programs and have entered into an equity or debt investment partner, who will provide additional industry knowledge and access to networks, as well as additional funding to continue the pursued growth of the entity.
The Group’s entities that were determined not to meet the definition of an operating segment are included in the Parent Company and Other column to reconcile the information in this footnote to the Condensed Consolidated Financial Statements. This column captures activities not directly attributable to the Group's operating segments and includes the activities of the Parent, corporate support functions and certain research and development support functions that are not directly attributable to a strategic business segment as well as the elimination of intercompany transactions. This column also captures the operating results for the deconsolidated entities through the date of deconsolidation (e.g. Vedanta in 2023) and accounting for the Group's holdings in Founded Entities for which control has been lost, which primarily represents: the activity associated with deconsolidating an entity when the Group no longer controls the entity (e.g. Vedanta in 2023), the gain or loss on the Group's investments accounted for at fair value (e.g. the Group's ownership stakes in Karuna, Vor and Akili) and the Group's net income or loss of associates accounted for using the equity method.
(The term "Founded Entities" refers to entities which the Company incorporated and announced the incorporation as a Founded Entity externally. It includes certain of the Company’s wholly-owned subsidiaries which have been announced by the Company as Founded Entities, Controlled Founded Entities and deconsolidated Founded Entities.)
In January 2024, the Group launched two new Founded Entities (Seaport Therapeutics "Seaport" and Gallop Oncology "Gallop") to advance certain programs from the Wholly-Owned Programs segment. The financial results of these programs were included in the Wholly-Owned Programs segment as of and for the year ended December 31, 2023. Upon raising dilutive third-party financing in April 2024, the financial results of Seaport are included within the Controlled Founded Entities Segment as the Group still maintains control over this entity.
As of June 30, 2024, Alivio became dormant and did not meet the definition of operating segment. The financial results of this entity were removed from the Wholly-Owned Programs segment and are included in the Parent Company and Other column. The corresponding information for 2023 has been restated to include Alivio in the Parent Company and Other column so that the segment disclosures are presented on a comparable basis.
The Group’s Board of Directors reviews segment performance and allocates resources based upon revenue, operating loss as well as the funds available for each segment. The Board of Directors does not review any other information for purposes of assessing segment performance or allocating resources.

	For the six months ended June 30, 2024
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company and Other $	Consolidated $
Contract revenue	—	—	—	—
Grant revenue	288	—	—	288
Total revenue	288	—	—	288
General and administrative expenses	(4,450)	(6,548)	(16,759)	(27,758)
Research and development expenses	(32,981)	(5,710)	(237)	(38,928)
Total operating expense	(37,431)	(12,258)	(16,997)	(66,686)
Operating income/(loss)	(37,143)	(12,258)	(16,997)	(66,398)
Income/expenses not allocated to segments
Other income/(expense):
Gain/(loss) on investment held at fair value				3,882
Realized loss on sale of investments				151
Gain/(loss) on investment in notes from associates				11,612
Other income/(expense)				548
Total other income/(expense)				16,193
Net finance income/(costs)				(1,468)
Share of net income/(loss) of associates accounted for using the equity method				(3,357)
Income/(loss) before taxes				(55,030)
	As of June 30, 2024
Available Funds
Cash and cash equivalents	24,781	99,359	184,338	308,478
Short-term Investments	—	—	191,938	191,938
Consolidated cash, cash equivalents and short-term investments	24,781	99,359	376,276	500,416

	For the six months ended June 30, 2023
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company and Other $	Consolidated $
Contract revenue	—	750	—	750
Grant revenue	135	—	2,265	2,400
Total revenue	135	750	2,265	3,150
General and administrative expenses	(6,981)	(237)	(18,947)	(26,166)
Research and development expenses	(45,139)	(368)	(7,640)	(53,146)
Total Operating expenses	(52,120)	(605)	(26,588)	(79,312)
Operating income/(loss)	(51,985)	145	(24,323)	(76,163)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation				61,787
Gain/(loss) on investment held at fair value				7,818
Gain/(loss) on investment in notes from associates				(6,045)
Other income/(expense)				(1,134)
Total other income/(expense)				62,426
Net finance income/(costs)				5,316
Share of net income/(loss) of associate accounted for using the equity method				(5,324)
Income/(loss) before taxes				(13,744)
	As of December 31, 2023
Available Funds
Cash and cash equivalents	1,895	675	188,511	191,081
Short-term Investments	—	—	136,062	136,062
Consolidated cash, cash equivalents and short-term investments	1,895	675	324,573	327,143